Document and Entity Information	Jun. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Incorporation State Country Code	MD
Entity File Number	1-12252
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	474-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, $0.01 Par Value (Equity Residential)
Trading Symbol	EQR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false